SIX CIRCLES FUNDS

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

(each, a series of Six Circles Trust)

Supplement dated January 31, 2023

to the Prospectus dated August 28, 2022

Effective immediately, the portfolio manager information for BlackRock Investment Management, LLC with respect to the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the Six Circles Managed Equity Portfolio International Unconstrained Fund in the (i) “Risk/Return Summary — Management — Sub-Adviser” section of the Prospectus and (ii) “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers” section of the Prospectus, are hereby amended to remove all references to, and information regarding, Suzanne Henige.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-6

SIX CIRCLES FUNDS

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

(each, a series of Six Circles Trust)

Supplement dated January 31, 2023

to the Statement of Additional Information dated August 28, 2022, as amended

Effective immediately, the portfolio manager information for BlackRock Investment Management, LLC with respect to the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the Six Circles Managed Equity Portfolio International Unconstrained Fund in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” section of Part I and the “PORTFOLIO MANAGER COMPENSATION — BlackRock (including BIL and BSL)” section of Part II are hereby amended to remove all references to, and information regarding, Suzanne Henige.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-7